Revenue recognition and operating segments - Analysis of revenue by type (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers
Revenue	£ 5,436	£ 5,375	£ 3,714
Contract service revenue
Disclosure of disaggregation of revenue from contracts with customers
Revenue	3,876	3,838	2,610
Job work
Disclosure of disaggregation of revenue from contracts with customers
Revenue	1,160	1,104	724
Sales of goods
Disclosure of disaggregation of revenue from contracts with customers
Revenue	£ 400	£ 433	£ 380